Business, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (deficit)	$ 417	$ 523
Number of Reportable Segments	2
Proceeds from Sale of Short-Term Investments	$ 14
Payments to Acquire Short-Term Investments	1
Cumulative effect of change in accounting principle, net of income tax | Maximum | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings (deficit)	$ 200